CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenues (including related party revenue of RMB 1,038,004, RMB 594,859 and RMB 314,005 for the years ended December 31, 2022, 2023 and 2024, respectively)	¥ 44,280,720	$ 6,066,434	¥ 38,418,915	¥ 35,376,996
Cost of revenues (including related party cost of revenues of RMB 797,256, RMB 1,351,977and RMB 1,315,905 for the years ended December 31, 2022, 2023 and 2024, respectively)	(30,563,628)	(4,187,200)	(26,756,389)	(26,337,721)
Gross profit	13,717,092	1,879,234	11,662,526	9,039,275
Operating (expenses)/income
Selling, general and administrative	(2,690,017)	(368,531)	(2,425,253)	(2,077,372)
Other operating income, net	749,784	102,720	770,651	774,578
Total operating expenses	(1,940,233)	(265,811)	(1,654,602)	(1,302,794)
Income from operations	11,776,859	1,613,423	10,007,924	7,736,481
Other income/(expenses)
Interest income	993,535	136,114	706,765	503,722
Interest expense	(337,919)	(46,295)	(289,533)	(190,521)
Gain from fair value changes of financial instruments	202,886	27,795	164,517	46,246
Gain/(loss) on disposal of equity investees, subsidiaries and others	(10,518)	(1,441)	5,485	69,598
Impairment of investment in equity investees	(931,367)	(127,597)		(26,328)
Foreign currency exchange gain/(loss)	(17,930)	(2,456)	93,543	147,254
Income before income tax and share of gain in equity method investments	11,675,546	1,599,543	10,688,701	8,286,452
Income tax expense	(2,845,361)	(389,813)	(1,938,600)	(1,633,330)
Share of income in equity method investments	57,410	7,865	4,356	5,844
Net income	8,887,595	1,217,595	8,754,457	6,658,966
Net loss/(income) attributable to non-controlling interests	(70,760)	(9,694)	(5,453)	150,090
Net income attributable to ZTO Express (Cayman) Inc.	8,816,835	1,207,901	8,749,004	6,809,056
Net income attributable to ordinary shareholders	¥ 8,816,835	$ 1,207,901	¥ 8,749,004	¥ 6,809,056
Net earnings per share attributable to ordinary shareholders
Basic | (per share)	¥ 10.95	$ 1.5	¥ 10.83	¥ 8.41
Diluted | (per share)	¥ 10.7	$ 1.47	¥ 10.6	¥ 8.36
Weighted average shares used in calculating net earnings per ordinary share
Basic	804,875,816	804,875,816	807,739,616	809,442,862
Diluted	838,441,916	838,441,916	838,948,683	820,273,531
Net income	¥ 8,887,595	$ 1,217,595	¥ 8,754,457	¥ 6,658,966
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustment	(103,970)	(14,244)	(104,052)	155,432
Comprehensive income	8,783,625	1,203,351	8,650,405	6,814,398
Comprehensive loss/(income) attributable to non-controlling interests	(70,760)	(9,694)	(5,453)	150,090
Comprehensive income attributable to ZTO Express (Cayman) Inc.	¥ 8,712,865	$ 1,193,657	¥ 8,644,952	¥ 6,964,488